Trade and Other Payables	3 Months Ended
Mar. 31, 2021
Trade And Other Payables
Trade and Other Payables
7.	TRADE AND OTHER PAYABLES

The Company’s trade payables comprise accounts payable and accruals as at March 31, 2021. Accounts payable make up $3,013 of the $6,776 balance (as at December 31, 2020 – $4,252 of the $8,172 balance), of which $2,329 relate to operations in Mexico (December 31, 2020 – $2,429). Accruals and other payables of $3,763 (as at December 31, 2020 – $3,920) include administrative and operating costs, accounting and legal services, income taxes and statutory payroll withholding taxes.